Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Preferred stock, shares outstanding			0
Common stock, shares authorized			466,000,000
Fair value of warrants	$ 5,781,328	[1]	$ 18,554,494	[2],[3]
ACME II [Member]
Fair value of warrants			2,200
Fair value of senior secured convertible notes			5,100
Affiliate Of Director [Member]
Fair value of warrants	900		4,500
Fair value of senior secured convertible notes	4,700		5,100
Chief Executive Officer [Member]
Fair value of warrants	300		1,800
Fair value of senior secured convertible notes	2,000		7,100
Chief Technology Officer [Member]
Fair value of warrants	200		900
Fair value of senior secured convertible notes	$ 1,000		$ 3,600
Preferred Stock [Member]
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
Common Class A [Member]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	400,000,000		400,000,000		400,000,000
Common stock, shares issued	19,008,421		18,885,500		14,246,498
Common stock, shares outstanding	19,008,421		18,885,500		14,246,498
Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	65,000,000		65,000,000		65,000,000
Common stock, shares issued	3,702,613		3,702,613		3,702,613
Common stock, shares outstanding	3,702,613		3,702,613		3,702,613

[1]	Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[2]	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
[3]	Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies as well as Note 5 — Fair Value Measurements in these consolidated financial statements.